Related party transactions - Schedule of key management personnel compensation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Key Management Personnel Compensation Abstract
Salaries, benefits, bonuses and consulting fees	$ 1,501,380	$ 908,052	$ 1,395,096
Share-based payments	1,994,558	1,085,669	1,980,732
Key management personnel compensation	$ 3,495,938	$ 1,993,721	$ 3,375,828